FIXED ASSETS	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 5: FIXED ASSETS

The Company’s property and equipment is as follows:

	December 31, 2021	December 31, 2020	Estimated Life

Property and equipment – TRAQ Pvt Ltd.	$627,188	$638,587	3 - 10 years
Property and equipment – Rohuma US	1,100	-	3 - 10 years
Property and equipment – Rohuma India	9,916	-	3 – 10 years
Property and Equipment – Mimo Technologies	7,342	-	3 – 10 years
Less: accumulated depreciation	(611,381)	(602,214)

Net	$34,165	$36,373

Depreciation expense for the years ended December 31, 2021 and 2020 was $13,366 and $14,747, respectively.